Fair value measurement (Details) - CNY (¥)		12 Months Ended
	May 12, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Short-term investments
Gross unrealized gains		¥ 116,434,000	¥ 77,299,000
Gross unrealized losses		37,551,000
Impairment charges		0	0	¥ 0
Investment securities
Cost Basis		1,181,710,000	1,254,589,000
Gross Unrealized Gains		116,434,000	77,299,000
Gross Unrealized Losses		(37,551,000)
Provision for decline in value		(200,961,000)	(326,057,000)
Fair Value		1,059,632,000	1,005,831,000
Impairment charges of available-for-sale investments		200,961,000	326,057,000
Others, net
Investment securities
Impairment losses related to cost method investments		436,621,000	285,051,000	0
BlueFocus
Investment securities
Percentage of outstanding ordinary shares subscribed	0.80%
Total cash consideration for the investment	¥ 200,000,000
Wealth management products
Short-term investments
Gross unrealized gains		19,287,000	1,981,000
Investment securities
Gross Unrealized Gains		19,287,000	1,981,000
Significant Unobservable Inputs (Level 3) | Others, net
Investment securities
Impairment losses related to cost method investments		436,621,000	285,051,000	¥ 0
Recurring basis
Assets
Restricted cash		4,391,955,000	2,114,913,000
Other investments		17,764,345,000
Total assets		35,586,907,000	6,363,384,000
Recurring basis | Time deposits
Assets
Short-term investments		3,512,000,000	28,501,000
Recurring basis | Wealth management products
Assets
Short-term investments		3,661,626,000	2,751,981,000
Recurring basis | Listed equity securities
Assets
Investment securities		1,059,632,000	1,005,831,000
Recurring basis | Trust investments
Assets
Investment securities		724,449,000
Recurring basis | Time deposits
Assets
Cash equivalents		4,472,900,000	462,158,000
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Total assets		1,059,632,000	1,005,831,000
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Listed equity securities
Assets
Investment securities		1,059,632,000	1,005,831,000
Recurring basis | Significant Other Observable Inputs (Level 2)
Assets
Restricted cash		4,391,955,000	2,114,913,000
Other investments		17,764,345,000
Total assets		34,527,275,000	5,357,553,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Time deposits
Assets
Short-term investments		3,512,000,000	28,501,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Wealth management products
Assets
Short-term investments		3,661,626,000	2,751,981,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Trust investments
Assets
Investment securities		724,449,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Time deposits
Assets
Cash equivalents		¥ 4,472,900,000	¥ 462,158,000